(LOSS) EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator [Abstract]
Net (loss) income attributable to ordinary shareholders	$ 150,726	$ (1,651,421)	$ (2,046,759)
Denominator [Abstract]
Weighted-average number of shares outstanding - basic (in shares)	566,612,815	558,119,948	532,705,796
Weighted-average number of shares outstanding - diluted (in shares)	594,405,604	558,119,948	532,705,796
Basic loss per share (in dollars per share)	$ 0.27	$ (2.96)	$ (3.84)
Diluted loss per share (in dollars per share)	$ 0.25	$ (2.96)	$ (3.84)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	63,479,209	100,088,031	77,703,987
(Loss) Earnings Per Share [Abstract]
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0	$ 0
Share Options [Member]
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	27,486,226	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	32,342,730	68,800,110	46,225,613
RSAs/RSUs [Member]
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	306,563	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	10,547,669	9,652,231	8,129,220
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	20,588,810	21,635,690	23,349,154
Class A Ordinary Shares [Member]
(Loss) Earnings Per Share [Abstract]
Number of shares issued to share depositary bank to settle share incentive awards (in shares)	6,000,000	7,000,000
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0